Shareholders' Equity - Schedule of Fully Paid-in Share Capital by Common Shares (Details) - Capital stock and stock rights [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares, Beginning Balance	1,351,833,200	1,349,165,394	1,346,674,477
Amount, Beginning Balance	R$ 1,271,691,249	R$ 1,263,218,381	R$ 787,924,408
Number of shares, Ending Balance	1,352,215,647	1,351,833,200	1,349,165,394
Amount, Ending Balance	R$ 1,271,695,074	R$ 1,271,691,249	R$ 1,263,218,381
Capital increase – Board of Directors’ Meeting on 02/21/2022 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase			239,755
Amount, Capital increase			R$ 1,392,470
Capital increase – Extraordinary General Meeting on 04/28/2022 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase
Amount, Capital increase			R$ 463,731,717
Capital increase – Board of Directors’ Meeting on 05/09/2022 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase			298,919
Amount, Capital increase			R$ 1,474,113
Capital increase – Board of Directors’ Meeting on 07/27/2022 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase			1,119,515
Amount, Capital increase			R$ 3,812,859
Capital increase – Board of Directors’ Meeting on 10/20/2022 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase			650,808
Amount, Capital increase			R$ 3,311,220
Capital increase – Board of Directors’ Meeting on 12/06/2022 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase			181,920
Amount, Capital increase			R$ 1,571,594
Total changes for the year [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase		2,667,806	2,490,917
Amount, Capital increase		R$ 8,472,868	R$ 475,293,973
Capital increase – Board of Directors’ Meeting on 02/15/2023 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase		59,870
Amount, Capital increase		R$ 637,616
Capital increase – Board of Directors’ Meeting on 03/28/2023 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase		1,031,232
Amount, Capital increase		R$ 1,154,499
Capital increase – Board of Directors’ Meeting on 08/18/2023 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase		1,207,046
Amount, Capital increase		R$ 3,915,566
Capital increase – Board of Directors’ Meeting on 10/30/2023 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase		213,458
Amount, Capital increase		R$ 1,559,323
Capital increase – Board of Directors’ Meeting on 12/08/2023 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase		156,200
Amount, Capital increase		R$ 1,205,864
Capital increase – Board of Directors’ Meeting on 8/8/2024 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase	256,799
Amount, Capital increase	R$ 2,568
Capital increase – Board of Directors’ Meeting on 11/7/2024 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase	54,881
Amount, Capital increase	R$ 549
Capital increase – Board of Directors’ Meeting on 12/11/2024 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase	70,767
Amount, Capital increase	R$ 708
Capital increase – Board of Directors’ Meeting on 12/07/2021 [Member]
Schedule of Fully Paid-in Share Capital by Common Shares [Line Items]
Number of shares Capital increase	382,447
Amount, Capital increase	R$ 3,825